MEZZANINE EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Mezzanine Equity
SCHEDULE OF PREFERRED SHARES ACTIVITIES

The Group’s preferred shares and redeemable non-controlling interests activities for the years ended December 31, 2022, 2023 and 2024 are summarized below:

	Class A		Class B		Class B-1		Redeemable non-controlling interests	Total
	No. of shares	Amount	No. of shares	Amount	No. of shares	Amount	Amount	No. of shares	Amount
Balances at January 1, 2022*	24,709,527	80,052,562	-	-	-	-	-	24,709,527	80,052,562
Issuance of Preferred Shares	-	-	2,693,877	14,780,563	-	-	-	2,693,877	14,780,563
Accretion on Preferred Shares to redemption value	-	24,022,305	-	1,274,569	-	-	-	-	25,296,874
Exchange rate difference	-	(6,674,474)	-	7,182	-	-	-	-	(6,667,292)
Balances at December 31, 2022	24,709,527	97,400,393	2,693,877	16,062,314	-	-	-	27,403,404	113,462,707
Acquisition of Ninjas in Pyjamas	-	-	-	-	43,044,524	168,000,000	-	43,044,524	168,000,000
Accretion on Preferred Shares to redemption value	-	20,327,824	-	704,422	-	22,882,461	-	-	43,914,707
Exchange rate difference	-	(2,835,151)	-	-	-	-	-	-	(2,835,151)
Balances at December 31, 2023	24,709,527	114,893,066	2,693,877	16,766,736	43,044,524	190,882,461		70,447,928	322,542,263
Accretion on Preferred Shares to redemption value	-	11,381,375	-	209,445	-	24,340,159	-	-	35,930,979
Exchange rate difference	-	(2,726,807)	-	-	-	-	-	-	(2,726,807)
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO	(24,709,527)	(123,547,634)	(2,693,877)	(16,976,181)	(43,044,524)	(215,222,620)	-	(70,447,928)	(355,746,435)
Initial fair value of redeemable non-controlling interests	-	-	-	-	-	-	2,841,123	-	2,841,123
Net income attributed to redeemable non-controlling interests	-	-	-	-	-	-	119,123	-	119,123
Exchange rate difference	-	-	-	-	-	-	(1,691)	-	(1,691)
Balances at December 31, 2024	-	-	-	-	-	-	2,958,555	-	2,958,555

Upon the completion of the IPO in July 2024, all of issued and outstanding preferred shares automatically converted into ordinary shares on a one-for-one basis.

*	The shares are presented on a retroactive basis to reflect the stock split (Note 16)